Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill [Line Items]
Opening balance	$ 315,441	$ 253,393
Current period acquisitions	43,877	55,759
Prior period acquisitions		1,382
Foreign exchange movement	(4,739)	4,907
Closing balance	$ 354,579	$ 315,441